Non-Interest Revenue - Summary of Disaggregation of Revenue from Business Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 202,979.5	$ 2,675.4	₨ 165,410.4	₨ 160,099.5
Retail Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	182,464.1	2,405.0	153,018.2	146,855.7
Wholesale Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	19,802.0	261.0	11,712.7	13,041.6
Treasury Services
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 713.4	$ 9.4	₨ 679.5	₨ 202.2